1
The Gabelli Financial Services Fund
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .6%
Automobiles — 5 .3%
7,000 Daimler AG ............................................... $ 625,009
3,650 Toyota Motor Corp. , ADR ........................... 638,166
1,263,175
Banks — 22 .2%
68,000 Banco Bilbao Vizcaya Argentaria SA ........... 421,539
19,950 CIT Group Inc. ........................................... 1,029,220
84,000 Commerzbank AG † .................................... 595,825
259,100 Dah Sing Banking Group Ltd. ..................... 285,987
201,200 Dah Sing Financial Holdings Ltd. ................ 688,003
27,200 ING Groep NV ........................................... 359,292
40,300 Japan Post Bank Co. Ltd. ........................... 338,448
19,700 Shinhan Financial Group Co. Ltd. , ADR † ..... 706,245
29,900 Shinsei Bank Ltd. ...................................... 392,136
8,200 Webster Financial Corp. ............................. 437,388
5,254,083
Consumer Finance — 6 .8%
17,900 Ally Financial Inc. ...................................... 892,136
4,700 Capital One Financial Corp. ........................ 727,043
1,619,179
Diversified Banks — 15 .3%
237,500 Barclays plc ............................................... 562,187
12,650 Citigroup Inc. ............................................ 894,987
44,820 Credit Agricole SA ..................................... 627,859
223,000 Natwest Group plc ..................................... 626,823
10,410 Societe Generale SA .................................. 306,863
95,100 Standard Chartered plc .............................. 606,454
3,625,173
Homebuilders — 4 .8%
3,010 Cavco Industries Inc. † ............................... 668,792
27,409 Legacy Housing Corp. † ............................. 463,486
1,132,278
Institutional Brokerage — 9 .0%
37,700 Credit Suisse Group AG , ADR .................... 395,473
106,400 Daiwa Securities Group Inc. ....................... 584,316
33,810 Jefferies Financial Group Inc. ..................... 1,156,302
2,136,091
Institutional Trust, Fiduciary, and Custody — 7 .4%
8,450 State Street Corp. ...................................... 695,266
20,850 The Bank of New York Mellon Corp. ........... 1,068,146
1,763,412
Insurance — 8 .2%
148,117 Aegon NV .................................................. 614,529
607 E-L Financial Corp. Ltd. ............................. 465,129
18,329 NN Group NV ............................................ 864,563
1,944,221
Investment Management — 13 .8%
30,750 Franklin Resources Inc. ............................. 983,693
26,900 Janus Henderson Group plc ....................... 1,043,989
57,149 Westwood Holdings Group Inc. .................. 1,243,562
3,271,244
Shares
Market
Value
Real Estate — 0 .2%
52,037 HG Holdings Inc. † ..................................... $ 41,109
Reinsurance — 1 .6%
7,500 Axis Capital Holdings Ltd. .......................... 367,575
TOTAL COMMON STOCKS ......................... 22,417,540
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0 .1%
Institutional Brokerage — 0 .1%
$ 13,000 Credit Suisse Group Guernsey VII Ltd. ,
3.000% , 11/12/21 .................................. 15,822
U.S. GOVERNMENT OBLIGATIONS — 5 .3%
1,268,000 U.S. Treasury Bills,
0.002 % to 0.032% †† ,
07/29/21 to 11/18/21 ............................. 1,267,926
TOTAL INVESTMENTS — 100.0%
(Cost $ 18,809,341 ) ................................ $ 23,701,288
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt